Document and Entity Information	Jan. 08, 2018
Risk/Return:
Document Type	497
Document Period End Date	Jan. 08, 2018
Entity Registrant Name	Pear Tree Funds
Entity Central Index Key	0000722885
Amendment Flag	false
Document Creation Date	Jan. 08, 2018
Document Effective Date	Jan. 08, 2018
Prospectus Date	Aug. 01, 2017
Pear Tree Polaris Foreign Value Small Cap Fund | Ordinary Shares
Risk/Return:
Trading Symbol	QUSOX
Pear Tree Polaris Foreign Value Small Cap Fund | Institutional Shares
Risk/Return:
Trading Symbol	QUSIX
Pear Tree Polaris Foreign Value Small Cap Fund | R6 Shares
Risk/Return:
Trading Symbol	QUSRX